June 9, 2016	Writer’s Direct Contact +1 (858) 720.5141 SStanton@mofo.com

CONFIDENTIAL SUBMISSION VIA EDGAR

Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington, DC 20549

Re:	Fulgent Diagnostics, Inc. Draft Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Fulgent Diagnostics, Inc., a Delaware corporation (the “Company”) we are submitting a draft Registration Statement on Form S-1 (the “Registration Statement”) to the staff of the Securities and Exchange Commission (“SEC”) for confidential nonpublic review pursuant to Section 6(e) of the Securities Act of 1933, as amended (the “Securities Act”). The Registration Statement submitted herewith relates to the initial public offering of the Company’s common stock.

We confirm to you that as of the date of this letter, the Company is an emerging growth company, as defined in Section 2(a)(19) of the Securities Act, because its total gross revenues during the fiscal year ended December 31, 2015, its most recently completed fiscal year, were less than $1 billion. Please note this information is disclosed in the Company’s income statement included in the Registration Statement on page F-7. In addition, we confirm to you that as of the date of this letter none of the disqualifying conditions set forth in Section 2(a)(19) have occurred.

The Registration Statement includes a “to be issued” audit report from Deloitte & Touche, LLP (“Deloitte”), the Company’s independent registered public accounting firm, on retrospectively revised financial statements for discontinued operations, consistent with a conversation between Deloitte and Mr. Joel Parker of the SEC on May 20, 2016 and a letter to Mr. Parker dated May 24, 2016.

A public filing of the Registration Statement will be made at a later date, which in no event will be later than 15 days before the Company commences its road show.

June 9, 2016

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If you have any questions in connection with this filing, please do not hesitate to contact me at (858) 720-5141 or by e-mail at sstanton@mofo.com.

Sincerely,

/s/ Scott M. Stanton, Esq.

Cc:

Ming Hsieh (minghsieh@fulgent-therapeutics.com)

Paul Kim (paulkim@fulgentdiagnostics.com)

Sara L. Terheggen, Esq. (sterheggen@mofo.com)

Shayne Kennedy, Esq. (shayne.kennedy@lw.com)

Drew Capurro, Esq. (drew.capurro@lw.com)

Enclosures